United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/21

Date of Reporting Period: 05/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.2%
Municipal Notes	21.9%
Commercial Paper	7.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At May 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.5%
8-30 Days	3.5%
31-90 Days	22.9%
91-180 Days	6.8%
181 Days or more	5.1%
Other Assets and Liabilities—Net[2]	(0.8)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2021
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.8%
		Alabama— 2.1%
$ 1,000,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	$1,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.210%, 6/2/2021	15,000,000
10,480,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.160%, 6/3/2021	10,480,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.130%, 6/3/2021	10,000,000
25,550,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.170%, 6/2/2021	25,550,000
		TOTAL	62,030,000
		Arizona— 0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/3/2021	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	6,750,000
		TOTAL	12,360,000
		Arkansas— 0.4%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.130%, 6/2/2021	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 6/2/2021	3,830,000
5,800,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 6/2/2021	5,800,000
		TOTAL	11,430,000
		California— 13.3%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.130%, 6/3/2021	4,910,000
1,000,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.080%, 6/3/2021	1,000,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 6/3/2021	20,000,000
26,705,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.150%, Mandatory Tender 9/9/2021	26,705,000
37,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.450%, Mandatory Tender 7/1/2021	37,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	2,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.130%, 6/3/2021	$3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.180%, 6/2/2021	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 6/3/2021	2,940,000
7,600,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.170%, Mandatory Tender 8/3/2021	7,600,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.180%, Mandatory Tender 8/11/2021	9,000,000
17,190,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.170%, Mandatory Tender 12/7/2021	17,190,000
9,200,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.180%, Mandatory Tender 8/11/2021	9,200,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.180%, Mandatory Tender 7/13/2021	15,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.180%, Mandatory Tender 8/11/2021	7,000,000
11,245,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 6/3/2021	11,245,000
34,600,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.220%, 6/2/2021	34,600,000
35,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.160%, 6/3/2021	35,000,000
55,615,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9040) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.160%, 6/3/2021	55,615,000
34,000,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/1/2021	34,000,000
31,130,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	31,130,000
		TOTAL	394,635,000
		Colorado— 0.6%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.240%, 6/3/2021	4,615,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,370,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.200%, 6/3/2021	$1,370,000
1,435,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.290%, 6/3/2021	1,435,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 6/1/2021	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	1,835,000
		TOTAL	17,740,000
		Connecticut— 0.6%
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, Optional Tender 10/1/2021	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	10,890,000
		TOTAL	18,890,000
		Florida— 0.9%
5,300,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 0.070%, 6/1/2021	5,300,000
6,000,000		Broward County, FL Port Facilities, RBC Municipal Products Trust (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 9/1/2021	6,000,000
9,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 10/1/2021	9,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 9/1/2021	5,000,000
		TOTAL	25,300,000
		Georgia— 3.0%
1,000,000		Atlanta, GA Airport General Revenue, Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 6/3/2021	1,000,000
6,100,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.080%, 6/1/2021	6,100,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 0.150%, 6/3/2021	10,000,000
480,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.130%, 6/3/2021	480,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 2,360,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	$2,360,000
68,000,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.180%, 6/2/2021	68,000,000
2,315,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	2,315,000
		TOTAL	90,255,000
		Hawaii— 0.2%
6,975,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.500%, 6/3/2021	6,975,000
		Illinois— 0.3%
4,680,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	4,680,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	1,000,000
4,700,000		Illinois Finance Authority - Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.100%, 6/3/2021	4,700,000
		TOTAL	10,380,000
		Indiana— 0.9%
4,750,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.150%, 6/3/2021	4,750,000
400,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 6/3/2021	400,000
21,370,000		Indiana State Finance Authority (Indiana State), Stage Trust (Series 2020-004) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	21,370,000
		TOTAL	26,520,000
		Iowa— 0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.130%, 6/3/2021	5,300,000
		Kansas— 0.7%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.160%, 6/2/2021	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.160%, 6/2/2021	16,000,000
		TOTAL	21,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— 0.4%
$ 6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	$6,500,000
4,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.100%, 6/1/2021	4,800,000
		TOTAL	11,300,000
		Louisiana— 2.5%
3,790,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community L.P.), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	3,790,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.130%, 6/2/2021	49,640,000
22,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.130%, 6/2/2021	22,200,000
		TOTAL	75,630,000
		Maine— 0.7%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.130%, 6/2/2021	22,260,000
		Maryland— 0.2%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	5,000,000
		Massachusetts— 3.3%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.180%, Mandatory Tender 6/3/2021	10,000,000
28,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.180%, Mandatory Tender 7/12/2021	28,000,000
30,490,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.159%, Mandatory Tender 7/12/2021	30,490,000
2,005,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.170%, Mandatory Tender 6/4/2021	2,005,000
27,043,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.180%, Mandatory Tender 7/16/2021	27,043,000
		TOTAL	97,538,000
		Michigan— 0.2%
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.150%, 6/3/2021	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	5,250,000
		TOTAL	7,050,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— 0.1%
$ 1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	$1,000,000
1,525,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.250%, 6/3/2021	1,525,000
		TOTAL	2,525,000
		Mississippi— 0.7%
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 6/3/2021	20,100,000
		Missouri— 0.5%
15,000,000		Kansas City, MO IDA (Kansas City, MO Airport Revenue), Tender Option Bond Trust Receipts (Series 2020-XL-150) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	15,000,000
		Montana— 0.0%
1,105,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9062) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	1,105,000
		Multi-State— 23.1%
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%, 6/3/2021	52,000,000
178,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	178,500,000
89,200,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	89,200,000
75,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	75,000,000
37,700,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/3/2021	37,700,000
102,275,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	102,275,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	40,800,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	62,000,000
47,400,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	47,400,000
		TOTAL	684,875,000
		Nebraska— 0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.150%, 6/2/2021	7,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nebraska— continued
$ 1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.150%, 6/2/2021	$1,875,000
		TOTAL	9,375,000
		Nevada— 0.3%
1,515,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 6/3/2021	1,515,000
7,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.500%, Mandatory Tender 7/1/2021	7,500,000
		TOTAL	9,015,000
		New Jersey— 13.2%
4,080,000		Alpha Borough, NJ BANs, 1.500%, 11/16/2021	4,098,303
1,900,000		Atlantic Highlands, NJ BANs, 1.000%, 3/1/2022	1,909,619
1,930,000		Boonton Township, NJ BANs, 1.000%, 9/3/2021	1,932,918
3,089,863		Boonton, NJ BANs, 1.000%, 6/25/2021	3,091,082
7,057,250		Butler Borough, NJ BANs, 1.000%, 9/10/2021	7,068,908
12,676,000		Carteret, NJ BANs, 1.000%, 6/4/2021	12,676,521
8,350,000		Cresskill Borough, NJ BANs, 1.000%, 10/15/2021	8,367,952
2,474,750		Demarest, NJ BANs, 1.000%, 6/25/2021	2,475,726
5,877,650		Deptford Township, NJ, (Series A) BANs, 1.250%, 7/15/2021	5,882,225
2,801,580		Ewing Township, NJ BANs, 1.000%, 3/30/2022	2,817,737
5,964,000		Fairview, NJ BANs, 1.000%, 8/27/2021	5,972,481
3,105,105		Franklin Township (Gloucester County), NJ BANs, 1.250%, 7/16/2021	3,107,463
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/3/2021	20,940,000
14,188,000		Garfield, NJ BANs, 1.250%, 8/6/2021	14,207,140
3,905,000		Garwood, NJ BANs, 1.000%, 11/5/2021	3,913,354
5,972,767		Gloucester City, NJ BANs, 1.500%, 11/23/2021	6,000,678
3,897,000		Greenwich Township, NJ, (Series A) BANs, 1.000%, 4/27/2022	3,921,554
6,065,000		Hasbrouck Heights, NJ Board of Education BANs, 1.250%, 7/9/2021	6,069,078
9,000,000		Highland Park, NJ BANs, 1.000%, 10/22/2021	9,025,196
6,000,000		Hillsborough Township, NJ BANs, 1.500%, 2/17/2022	6,050,943
4,511,540		Hopatcong, NJ BANs, 1.250%, 7/23/2021	4,515,692
6,114,000		Keyport Borough, NJ BANs, 1.000%, 3/8/2022	6,146,291
3,428,150		Lawrence Township, NJ BANs, 1.250%, 7/9/2021	3,430,456
5,231,000		Leonia, NJ BANs, 1.000%, 8/20/2021	5,237,841
8,946,000		Little Falls Township, NJ BANs, 1.000%, 8/6/2021	8,955,675
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,277,000		Logan Township, NJ BANs, 1.000%, 10/20/2021	$6,290,506
9,000,000		Lyndhurst Township, NJ BANs, 1.000%, 9/8/2021	9,014,564
9,700,000		Margate, NJ BANs, 1.000%, 12/16/2021	9,731,394
7,040,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	7,040,000
2,940,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	2,940,000
3,805,000		New Jersey EDA (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.240%, 6/2/2021	3,805,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	11,255,000
1,365,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.300%, 6/3/2021	1,365,000
4,380,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.300%, 6/3/2021	4,380,000
15,385,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.170%, 6/3/2021	15,385,000
2,710,000		Ocean Township, NJ (Ocean County) BANs, 1.000%, 9/9/2021	2,713,991
8,916,000		Passaic, NJ BANs, 1.000%, 8/26/2021	8,928,121
4,129,000		Phillipsburg, NJ BANs, 1.000%, 5/26/2022	4,157,302
3,241,000		Pitman, NJ BANs, 2.000%, 12/15/2021	3,268,872
5,600,000		Point Pleasant, NJ BANs, 1.000%, 10/15/2021	5,612,248
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,777,020
5,784,131		Raritan, NJ, (Series A) BANs, 1.250%, 7/8/2021	5,787,919
2,500,000		Ridgefield Park, NJ BANs, 1.250%, 4/8/2022	2,519,950
4,699,654		Roselle, NJ, (Series A) BANs, 1.500%, 7/23/2021	4,705,643
3,500,000		Somers Point, NJ BANs, 1.000%, 12/21/2021	3,510,853
6,660,000		Somerville Borough, NJ BANs, 0.750%, 2/3/2022	6,682,461
1,466,250		South Hackensack, NJ BANs, 1.000%, 2/17/2022	1,474,197
4,984,075		South Plainfield, NJ BANs, 1.000%, 8/20/2021	4,990,597
3,685,000		South River, NJ, (Series B) BANs, 1.500%, 12/17/2021	3,706,999
2,791,925		South Toms River, NJ BANs, 1.000%, 5/20/2022	2,810,475
2,735,895		Southampton Township, NJ BANs, 1.250%, 7/8/2021	2,737,630
4,174,727		Stanhope, NJ BANs, 1.000%, 5/19/2022	4,202,788
2,370,250		Tabernacle Township, NJ, (Series A) BANs, 1.000%, 12/16/2021	2,376,000
4,571,787		Union Beach, NJ BANs, 1.000%, 10/29/2021	4,581,132
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 3,489,183		Union Beach, NJ BANs, 1.000%, 2/18/2022	$3,508,421
7,693,000		Voorhees Township, NJ BANs, 1.000%, 8/18/2021	7,702,479
6,652,000		Wallington, NJ BANs, 1.000%, 8/20/2021	6,660,699
5,168,000		Washington Township (Morris County), NJ BANs, 1.000%, 8/25/2021	5,175,181
1,259,500		Washington Township, NJ (Warren County) BANs, 1.000%, 8/27/2021	1,261,142
23,857,041		West Caldwell Township, NJ BANs, 1.000%, 12/10/2021	23,936,981
6,628,000		Woodbury, NJ BANs, 1.500%, 12/2/2021	6,661,236
7,525,000		Woodland Park, NJ BANs, 1.500%, 5/27/2022	7,613,787
9,800,000		Wood-Ridge Borough, NJ BANs, 1.000%, 9/10/2021	9,816,179
3,325,000		Woolwich, NJ, (Series B) BANs, 1.000%, 6/3/2021	3,325,091
		TOTAL	392,226,691
		New York— 10.1%
5,325,000		Avon, NY CSD BANs, 2.000%, 6/25/2021	5,328,746
4,750,000		Ballston Spa, NY CSD BANs, 1.500%, 6/25/2021	4,752,324
10,075,000		Berlin, NY CSD BANs, 2.000%, 6/30/2021	10,086,932
17,123,792		Brasher Falls, NY CSD BANs, 1.250%, 7/14/2021	17,136,824
4,000,000		Center Moriches, NY Union Free School District TANs, 1.500%, 6/25/2021	4,002,702
14,870,000		Cheektowaga-Maryvale, NY Union Free School District BANs, 1.500%, 6/29/2021	14,880,195
5,750,000		Dansville, NY CSD BANs, 1.250%, 6/25/2021	5,753,200
8,000,000		Delaware County, NY BANs, 1.500%, 9/1/2021	8,021,878
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,003,189
9,133,000		Hamilton, NY CSD, (Series B) BANs, 1.250%, 7/9/2021	9,139,143
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.120%, 6/3/2021	5,590,000
7,500,000		Herricks, NY Union Free School District TANs, 1.500%, 6/18/2021	7,503,835
4,229,182		Homer, NY CSD BANs, 1.000%, 11/5/2021	4,238,223
5,000,000		Jamesville-Dewitt, NY Cent School District BANs, 1.000%, 7/16/2021	5,003,444
2,859,566		Keene, NY CSD BANs, 1.250%, 11/19/2021	2,872,175
5,857,462		Kingston, NY BANs, 1.500%, 8/24/2021	5,872,493
19,306,330		Little Falls, NY City School District BANs, 1.500%, 2/4/2022	19,469,777
6,000,000		Malverne, NY Union Free School District TANs, 1.000%, 6/25/2021	6,002,163
4,590,000		McGraw, NY CSD BANs, 2.000%, 7/20/2021	4,599,066
1,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	1,670,000
3,790,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.140%, 6/3/2021	3,790,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 33,370,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	$33,370,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.250%, 6/3/2021	15,000,000
16,020,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, Optional Tender 6/24/2021	16,020,000
9,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.100%, 6/2/2021	9,880,000
6,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.200%, Mandatory Tender 6/8/2021	6,100,000
10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.540%, 6/3/2021	10,000,000
8,500,000		Owego-Apalachin, NY CSD BANs, 1.250%, 7/22/2021	8,510,076
2,059,000		Owego-Apalachin, NY CSD, (Series A) BANs, 1.250%, 8/20/2021	2,062,728
6,000,000		Oyster Bay-East Norwich, NY CSD TANs, 1.500%, 6/25/2021	6,004,133
9,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	9,003,957
6,000,000		Spencerport, NY CSD BANs, 1.500%, 6/24/2021	6,003,377
7,275,000		Whitehall, NY CSD BANs, 2.000%, 6/28/2021	7,282,910
5,500,000		Whitesboro, NY CSD BANs, 1.000%, 6/25/2021	5,502,168
1,742,590		Whitesboro, NY CSD BANs, 1.000%, 9/10/2021	1,745,372
3,808,027		Whitesboro, NY CSD BANs, 2.000%, 6/25/2021	3,810,631
		TOTAL	299,011,661
		North Carolina— 1.0%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.130%, 6/2/2021	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.130%, 6/2/2021	1,200,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	3,000,000
		TOTAL	29,300,000
		Ohio— 1.6%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	30,470,000
2,000,000		Ohio HFA MFH (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	2,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	$8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.130%, 6/3/2021	7,000,000
		TOTAL	47,570,000
		Pennsylvania— 2.0%
26,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.130%, 6/3/2021	26,500,000
1,100,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.500%, 6/3/2021	1,100,000
16,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.110%, 6/3/2021	16,000,000
9,325,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 6/1/2021	9,325,000
4,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2017-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.140%, 6/3/2021	4,070,000
2,000,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	2,000,000
		TOTAL	58,995,000
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.150%, 6/2/2021	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.150%, 6/2/2021	10,100,000
2,815,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-XL0154) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/3/2021	2,815,000
4,900,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-YX1157) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/3/2021	4,900,000
		TOTAL	39,315,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	3,000,000
		Tennessee— 0.9%
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.150%, 6/2/2021	25,620,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— 9.7%
$ 5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	$5,000,000
29,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 0.150%, 6/2/2021	29,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	2,100,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 0.180%, Mandatory Tender 10/1/2021	34,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.150%, 6/2/2021	4,000,000
9,000,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	9,000,000
85,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.130%, 6/2/2021	85,800,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.170%, 6/2/2021	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.170%, 6/2/2021	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.170%, 6/2/2021	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.170%, 6/2/2021	35,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.150%, 6/3/2021	15,000,000
		TOTAL	286,600,000
		Utah— 3.0%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 6/3/2021	89,675,000
550,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 6/3/2021	550,000
		TOTAL	90,225,000
		Virginia— 1.4%
35,600,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	35,600,000
2,055,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0916) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	2,055,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 3,145,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0928) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	$3,145,000
		TOTAL	40,800,000
		Washington— 0.1%
1,680,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.140%, 6/3/2021	1,680,000
		Wisconsin— 0.5%
6,000,000		Public Finance Authority, WI (Bradford Preparatory School), Tender Option Bond Trust Receipts (2020-XF2887) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	6,000,000
1,200,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,200,000
1,650,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,650,000
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	1,000,000
890,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 6/3/2021	890,000
2,830,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.270%, 6/3/2021	2,830,000
		TOTAL	13,570,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)[2]	2,991,501,352
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(22,738,135)
		TOTAL NET ASSETS—100%	$2,968,763,217
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018[2]	2017[3]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[4]	0.009	0.010[5]	0.007	0.002	0.000[4]
Net realized gain (loss)	0.000[4]	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]
Total From Investment Operations	0.000[4]	0.009	0.010	0.007	0.003	0.000[4]
Less Distributions:
Distributions from net investment income	(0.000)[4]	(0.009)	(0.010)	(0.007)	(0.002)	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]
Total Distributions	(0.000)[4]	(0.009)	(0.010)	(0.007)	(0.003)	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[6]	0.01%	0.91%	0.99%	0.77%	0.29%	0.06%
Ratios to Average Net Assets:
Net expenses[7]	0.33%	0.56%	0.56%[8]	0.55%	0.61%	0.28%[9]
Net investment income	0.01%	0.90%	1.20%[8]	0.81%	0.23%	0.01%
Expense waiver/reimbursement[10]	0.32%	0.09%	0.09%[8]	0.10%	0.11%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$683,243	$818,565	$636,808	$48,952	$0[11]	$0[11]

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3
Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

4	Represents less than $0.001.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.

10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

11	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.007	0.008[3]	0.005	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]
Total From Investment Operations	0.000[2]	0.007	0.008	0.005	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.007)	(0.008)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]
Total Distributions	(0.000)[2]	(0.007)	(0.008)	(0.005)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.71%	0.79%	0.54%	0.17%	0.06%
Ratios to Average Net Assets:
Net expenses[5]	0.35%	0.78%	0.78%[6]	0.78%	0.76%	0.53%[7]
Net investment income	0.01%	0.77%	0.95%[6]	0.46%	0.11%	0.01%
Expense waiver/reimbursement[8]	0.54%	0.12%	0.12%[6]	0.13%	0.16%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,756	$11,112	$44,873	$40,219	$68,690	$56,319

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.013[2]	0.011	0.001	0.001
Net realized gain (loss)	0.000[3]	0.001	0.000[3]	0.000[3]	0.001	0.000[3]
Total From Investment Operations	0.001	0.013	0.013	0.011	0.002	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Total Distributions	(0.001)	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.13%	1.27%	1.27%	1.12%	0.72%	0.17%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]
Net investment income	0.12%	1.24%	1.52%[6]	1.10%	0.64%	0.11%
Expense waiver/reimbursement[8]	0.09%	0.09%	0.09%[6]	0.10%	0.11%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,372,803	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.010	0.011[3]	0.008	0.004	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]
Total From Investment Operations	0.000[2]	0.010	0.011	0.008	0.005	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.011)	(0.008)	(0.004)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]
Total Distributions	(0.000)[2]	(0.010)	(0.011)	(0.008)	(0.005)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	1.01%	1.06%	0.87%	0.47%	0.08%
Ratios to Average Net Assets:
Net expenses[5]	0.34%	0.46%	0.46%[6]	0.46%	0.46%	0.25%[7]
Net investment income	0.02%	0.98%	1.26%[6]	0.84%	0.39%	0.03%
Expense waiver/reimbursement[8]	0.20%	0.09%	0.09%[6]	0.10%	0.11%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,785	$515,994	$410,580	$449,099	$369,709	$584,893

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.006	0.007[3]	0.004	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]
Total From Investment Operations	0.000[2]	0.006	0.007	0.004	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.006)	(0.007)	(0.004)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]
Total Distributions	(0.000)[2]	(0.006)	(0.007)	(0.004)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.60%	0.69%	0.43%	0.11%	0.06%
Ratios to Average Net Assets:
Net expenses[5]	0.31%	0.88%	0.91%[6]	0.90%	0.82%	0.33%[7]
Net investment income	0.01%	0.60%	0.83%[6]	0.35%	0.04%	0.01%
Expense waiver/reimbursement[8]	0.69%	0.11%	0.09%[6]	0.10%	0.19%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,123	$44,704	$50,506	$49,804	$88,884	$118,980

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.006[3]	0.003	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]
Total From Investment Operations	0.000[2]	0.005	0.006	0.003	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.006)	(0.003)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]
Total Distributions	(0.000)[2]	(0.005)	(0.006)	(0.003)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.49%	0.59%	0.31%	0.07%	0.06%
Ratios to Average Net Assets:
Net expenses[5]	0.32%	0.99%	1.02%[6]	1.02%	0.83%	0.30%[7]
Net investment income	0.01%	0.49%	0.71%[6]	0.30%	0.01%	0.01%
Expense waiver/reimbursement[8]	0.93%	0.27%	0.24%[6]	0.24%	0.45%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,115	$240,445	$281,674	$328,142	$118,975	$210,967

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012[2]	0.010	0.006	0.001
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.007	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.001)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.007)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.06%	1.16%	1.19%	1.02%	0.62%	0.13%
Ratios to Average Net Assets:
Net expenses[5]	0.28%	0.31%	0.31%[6]	0.31%	0.31%	0.18%[7]
Net investment income	0.06%	1.16%	1.41%[6]	1.01%	0.57%	0.05%
Expense waiver/reimbursement[8]	0.12%	0.09%	0.09%[6]	0.10%	0.11%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,938	$359,491	$409,796	$635,782	$255,216	$153,275

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at amortized cost and fair value	$2,991,501,352
Cash	1,083,991
Income receivable	5,022,055
Receivable for shares sold	46,475
Total Assets	2,997,653,873
Liabilities:
Payable for investments purchased	26,192,206
Payable for shares redeemed	2,253,254
Income distribution payable	4,036
Payable for investment adviser fee (Note 5)	35,703
Payable for administrative fee (Note 5)	25,460
Payable for other service fees (Notes 2 and 5)	27,081
Accrued expenses (Note 5)	352,916
Total Liabilities	28,890,656
Net assets for 2,968,695,991 shares outstanding	$2,968,763,217
Net Assets Consist of:
Paid-in capital	$2,968,675,680
Total distributable earnings (loss)	87,537
Total Net Assets	$2,968,763,217
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$683,243,045 ÷ 683,227,585 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$4,756,213 ÷ 4,756,106 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,372,803,413 ÷ 1,372,772,306 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$255,784,787 ÷ 255,778,993 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$74,123,132 ÷ 74,121,454 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$288,114,549 ÷ 288,108,029 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$289,938,078 ÷ 289,931,518 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest	$12,735,125
Expenses:
Investment adviser fee (Note 5)	7,485,087
Administrative fee (Note 5)	2,924,768
Custodian fees	115,230
Transfer agent fees (Note 2)	1,194,797
Directors’/Trustees’ fees (Note 5)	17,835
Auditing fees	23,959
Legal fees	47,318
Portfolio accounting fees	260,871
Distribution services fee (Note 5)	1,918,652
Other service fees (Notes 2 and 5)	4,079,994
Share registration costs	282,983
Printing and postage	63,866
Miscellaneous (Note 5)	24,376
TOTAL EXPENSES	18,439,736
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(3,268,184)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,116,911)
TOTAL WAIVERS AND REIMBURSEMENTS	(8,385,095)
Net expenses	10,054,641
Net investment income	2,680,484
Net realized gain on investments	87,172
Change in net assets resulting from operations	$2,767,656
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,680,484	$37,745,198
Net realized gain (loss)	87,172	25,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,767,656	37,770,368
Distributions to Shareholders:
Automated Shares	(82,942)	(6,350,668)
Investment Shares	(976)	(176,409)
Wealth Shares	(2,328,392)	(21,420,026)
Service Shares	(97,518)	(4,201,420)
Cash II Shares	(6,463)	(282,489)
Cash Series Shares	(29,175)	(1,365,363)
Capital Shares	(228,477)	(3,966,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,773,943)	(37,762,933)
Share Transactions:
Proceeds from sale of shares	5,768,486,888	6,290,338,723
Net asset value of shares issued to shareholders in payment of distributions declared	2,386,409	33,641,585
Cost of shares redeemed	(6,302,848,809)	(6,370,870,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(531,975,512)	(46,889,997)
Change in net assets	(531,981,799)	(46,882,562)
Net Assets:
Beginning of period	3,500,745,016	3,547,627,578
End of period	$2,968,763,217	$3,500,745,016
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $8,385,095 is disclosed in various locations in this Note 2 and Note 5. For the year ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$799,219	$—	$(278,178)
Investment Shares	8,912	—	(2,142)
Wealth Shares	32,452	—	—
Service Shares	6,377	—	—
Cash II Shares	57,348	—	(26,353)
Cash Series Shares	284,480	(83,565)	(64,637)
Capital Shares	6,009	(6)	—
TOTAL	$1,194,797	$(83,571)	$(371,310)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,959,955	$(4,075)	$(1,529,460)
Investment Shares	23,028	(610)	(22,238)
Service Shares	897,325	(6,073)	(419,432)
Cash II Shares	153,600	(603)	(152,997)
Cash Series Shares	698,843	(2,879)	(695,964)
Capital Shares	347,243	(22,826)	(93,826)
TOTAL	$4,079,994	$(37,066)	$(2,913,917)
For the year ended May 31, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
Annual Shareholder Report

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2021		Year Ended 5/31/2020
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	420,871	$420,871	623,344	$623,344
Shares issued to shareholders in payment of distributions declared	83	83	6,345	6,345
Shares redeemed	(556,273)	(556,273)	(447,938)	(447,938)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(135,319)	$(135,319)	181,751	$181,751
	Year Ended 5/31/2021		Year Ended 5/31/2020
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	17,902	$17,902	62,570	$62,570
Shares issued to shareholders in payment of distributions declared	1	1	162	162
Shares redeemed	(24,259)	(24,259)	(96,491)	(96,491)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(6,356)	$(6,356)	(33,759)	$(33,759)
Annual Shareholder Report

	Year Ended 5/31/2021		Year Ended 5/31/2020
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,727,752	$3,727,752	3,376,792	$3,376,792
Shares issued to shareholders in payment of distributions declared	1,950	1,950	18,132	18,132
Shares redeemed	(3,867,332)	(3,867,332)	(3,597,880)	(3,597,880)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(137,630)	$(137,630)	(202,956)	$(202,956)
	Year Ended 5/31/2021		Year Ended 5/31/2020
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	597,196	$597,196	1,087,931	$1,087,931
Shares issued to shareholders in payment of distributions declared	89	89	3,596	3,596
Shares redeemed	(857,490)	(857,490)	(986,116)	(986,116)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(260,205)	$(260,205)	105,411	$105,411
	Year Ended 5/31/2021		Year Ended 5/31/2020
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	84,333	$84,333	37,029	$37,029
Shares issued to shareholders in payment of distributions declared	6	6	278	278
Shares redeemed	(54,921)	(54,921)	(43,110)	(43,110)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	29,418	$29,418	(5,803)	$(5,803)
	Year Ended 5/31/2021		Year Ended 5/31/2020
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	551,188	$551,188	515,735	$515,735
Shares issued to shareholders in payment of distributions declared	29	29	1,353	1,353
Shares redeemed	(503,548)	(503,548)	(558,317)	(558,317)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	47,669	$47,669	(41,229)	$(41,229)
Annual Shareholder Report

	Year Ended 5/31/2021		Year Ended 5/31/2020
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	369,245	$369,245	586,938	$586,938
Shares issued to shareholders in payment of distributions declared	227	227	3,775	3,775
Shares redeemed	(439,025)	(439,025)	(641,018)	(641,018)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,553)	$(69,553)	(50,305)	$(50,305)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(531,976)	$(531,976)	(46,890)	$(46,890)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Tax-exempt income	$2,757,452	$37,668,532
Ordinary income[1]	$15,822	$84,795
Long-term capital gains	$669	$9,606

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$412
Undistributed ordinary income[1]	$87,125

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $3,268,184 of its fee and voluntarily reimbursed $83,571 of transfer agent fees.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$23,071	$(17,079)
Cash II Shares	215,492	(189,577)
Cash Series Shares	1,680,089	(1,504,391)
TOTAL	$1,918,652	$(1,711,047)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2021, FSC did not retain any fees paid by the Fund.
Annual Shareholder Report

Other Service Fees
For the year ended May 31, 2021, FSSC reimbursed $37,066 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,607,340,000 and $2,023,990,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
Annual Shareholder Report

7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $669.
For the year ended May 31, 2021, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the Federated hermes Money Market Obligations Trust AND SHAREHOLDERS OF Federated Hermes Municipal Obligations fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Municipal Obligations Fund (formerly, Federated Municipal Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019 and the three-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019 and the three-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]1.20
Investment Shares	$1,000	$1,000.10	$[3]1.25
Wealth Shares	$1,000	$1,000.20	$1.05
Service Shares	$1,000	$1,000.10	$[4]1.20
Cash II Shares	$1,000	$1,000.10	$[5]1.20
Cash Series Shares	$1,000	$1,000.10	$[6]1.20
Capital Shares	$1,000	$1,000.10	$[7]1.20
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.73	$[2]1.21
Investment Shares	$1,000	$1,023.68	$[3]1.26
Wealth Shares	$1,000	$1,023.88	$1.06
Service Shares	$1,000	$1,023.73	$[4]1.21
Cash II Shares	$1,000	$1,023.73	$[5]1.21
Cash Series Shares	$1,000	$1,023.73	$[6]1.21
Capital Shares	$1,000	$1,023.73	$[7]1.21

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.24%
Investment Shares	0.25%
Wealth Shares	0.21%
Service Shares	0.24%
Cash II Shares	0.24%
Cash Series Shares	0.24%
Capital Shares	0.24%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.56% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.79 and $2.83, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Investment Shares current Fee Limit of 0.78% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.89 and $3.94, respectively.

Annual Shareholder Report

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.32, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.59, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.09 and $5.15, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.55 and $1.56, respectively.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since November 1996. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Funds Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Annual Shareholder Report

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Annual Shareholder Report

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Wealth | MOFXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.2%
Municipal Notes	21.9%
Commercial Paper	7.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

At May 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.5%
8-30 Days	3.5%
31-90 Days	22.9%
91-180 Days	6.8%
181 Days or more	5.1%
Other Assets and Liabilities—Net[2]	(0.8)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
2

Portfolio of Investments
May 31, 2021
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.8%
		Alabama— 2.1%
$ 1,000,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	$1,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.210%, 6/2/2021	15,000,000
10,480,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.160%, 6/3/2021	10,480,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.130%, 6/3/2021	10,000,000
25,550,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.170%, 6/2/2021	25,550,000
		TOTAL	62,030,000
		Arizona— 0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/3/2021	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	6,750,000
		TOTAL	12,360,000
		Arkansas— 0.4%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.130%, 6/2/2021	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 6/2/2021	3,830,000
5,800,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 6/2/2021	5,800,000
		TOTAL	11,430,000
		California— 13.3%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.130%, 6/3/2021	4,910,000
1,000,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.080%, 6/3/2021	1,000,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 6/3/2021	20,000,000
26,705,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.150%, Mandatory Tender 9/9/2021	26,705,000
37,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.450%, Mandatory Tender 7/1/2021	37,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	2,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.130%, 6/3/2021	$3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.180%, 6/2/2021	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 6/3/2021	2,940,000
7,600,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.170%, Mandatory Tender 8/3/2021	7,600,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.180%, Mandatory Tender 8/11/2021	9,000,000
17,190,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.170%, Mandatory Tender 12/7/2021	17,190,000
9,200,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.180%, Mandatory Tender 8/11/2021	9,200,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.180%, Mandatory Tender 7/13/2021	15,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.180%, Mandatory Tender 8/11/2021	7,000,000
11,245,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 6/3/2021	11,245,000
34,600,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.220%, 6/2/2021	34,600,000
35,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.160%, 6/3/2021	35,000,000
55,615,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9040) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.160%, 6/3/2021	55,615,000
34,000,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/1/2021	34,000,000
31,130,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	31,130,000
		TOTAL	394,635,000
		Colorado— 0.6%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.240%, 6/3/2021	4,615,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,370,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.200%, 6/3/2021	$1,370,000
1,435,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.290%, 6/3/2021	1,435,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 6/1/2021	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	1,835,000
		TOTAL	17,740,000
		Connecticut— 0.6%
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, Optional Tender 10/1/2021	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	10,890,000
		TOTAL	18,890,000
		Florida— 0.9%
5,300,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 0.070%, 6/1/2021	5,300,000
6,000,000		Broward County, FL Port Facilities, RBC Municipal Products Trust (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 9/1/2021	6,000,000
9,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, Optional Tender 10/1/2021	9,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 9/1/2021	5,000,000
		TOTAL	25,300,000
		Georgia— 3.0%
1,000,000		Atlanta, GA Airport General Revenue, Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 6/3/2021	1,000,000
6,100,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.080%, 6/1/2021	6,100,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 0.150%, 6/3/2021	10,000,000
480,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.130%, 6/3/2021	480,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 2,360,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	$2,360,000
68,000,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.180%, 6/2/2021	68,000,000
2,315,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	2,315,000
		TOTAL	90,255,000
		Hawaii— 0.2%
6,975,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.500%, 6/3/2021	6,975,000
		Illinois— 0.3%
4,680,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.130%, 6/3/2021	4,680,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	1,000,000
4,700,000		Illinois Finance Authority - Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.100%, 6/3/2021	4,700,000
		TOTAL	10,380,000
		Indiana— 0.9%
4,750,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.150%, 6/3/2021	4,750,000
400,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 6/3/2021	400,000
21,370,000		Indiana State Finance Authority (Indiana State), Stage Trust (Series 2020-004) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	21,370,000
		TOTAL	26,520,000
		Iowa— 0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.130%, 6/3/2021	5,300,000
		Kansas— 0.7%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.160%, 6/2/2021	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.160%, 6/2/2021	16,000,000
		TOTAL	21,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— 0.4%
$ 6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	$6,500,000
4,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.100%, 6/1/2021	4,800,000
		TOTAL	11,300,000
		Louisiana— 2.5%
3,790,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community L.P.), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	3,790,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.130%, 6/2/2021	49,640,000
22,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.130%, 6/2/2021	22,200,000
		TOTAL	75,630,000
		Maine— 0.7%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.130%, 6/2/2021	22,260,000
		Maryland— 0.2%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	5,000,000
		Massachusetts— 3.3%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.180%, Mandatory Tender 6/3/2021	10,000,000
28,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.180%, Mandatory Tender 7/12/2021	28,000,000
30,490,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.159%, Mandatory Tender 7/12/2021	30,490,000
2,005,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.170%, Mandatory Tender 6/4/2021	2,005,000
27,043,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.180%, Mandatory Tender 7/16/2021	27,043,000
		TOTAL	97,538,000
		Michigan— 0.2%
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.150%, 6/3/2021	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	5,250,000
		TOTAL	7,050,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— 0.1%
$ 1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	$1,000,000
1,525,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.250%, 6/3/2021	1,525,000
		TOTAL	2,525,000
		Mississippi— 0.7%
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 6/3/2021	20,100,000
		Missouri— 0.5%
15,000,000		Kansas City, MO IDA (Kansas City, MO Airport Revenue), Tender Option Bond Trust Receipts (Series 2020-XL-150) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	15,000,000
		Montana— 0.0%
1,105,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9062) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	1,105,000
		Multi-State— 23.1%
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%, 6/3/2021	52,000,000
178,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	178,500,000
89,200,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	89,200,000
75,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	75,000,000
37,700,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/3/2021	37,700,000
102,275,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	102,275,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	40,800,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	62,000,000
47,400,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.140%, 6/3/2021	47,400,000
		TOTAL	684,875,000
		Nebraska— 0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.150%, 6/2/2021	7,500,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nebraska— continued
$ 1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.150%, 6/2/2021	$1,875,000
		TOTAL	9,375,000
		Nevada— 0.3%
1,515,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 6/3/2021	1,515,000
7,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.500%, Mandatory Tender 7/1/2021	7,500,000
		TOTAL	9,015,000
		New Jersey— 13.2%
4,080,000		Alpha Borough, NJ BANs, 1.500%, 11/16/2021	4,098,303
1,900,000		Atlantic Highlands, NJ BANs, 1.000%, 3/1/2022	1,909,619
1,930,000		Boonton Township, NJ BANs, 1.000%, 9/3/2021	1,932,918
3,089,863		Boonton, NJ BANs, 1.000%, 6/25/2021	3,091,082
7,057,250		Butler Borough, NJ BANs, 1.000%, 9/10/2021	7,068,908
12,676,000		Carteret, NJ BANs, 1.000%, 6/4/2021	12,676,521
8,350,000		Cresskill Borough, NJ BANs, 1.000%, 10/15/2021	8,367,952
2,474,750		Demarest, NJ BANs, 1.000%, 6/25/2021	2,475,726
5,877,650		Deptford Township, NJ, (Series A) BANs, 1.250%, 7/15/2021	5,882,225
2,801,580		Ewing Township, NJ BANs, 1.000%, 3/30/2022	2,817,737
5,964,000		Fairview, NJ BANs, 1.000%, 8/27/2021	5,972,481
3,105,105		Franklin Township (Gloucester County), NJ BANs, 1.250%, 7/16/2021	3,107,463
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/3/2021	20,940,000
14,188,000		Garfield, NJ BANs, 1.250%, 8/6/2021	14,207,140
3,905,000		Garwood, NJ BANs, 1.000%, 11/5/2021	3,913,354
5,972,767		Gloucester City, NJ BANs, 1.500%, 11/23/2021	6,000,678
3,897,000		Greenwich Township, NJ, (Series A) BANs, 1.000%, 4/27/2022	3,921,554
6,065,000		Hasbrouck Heights, NJ Board of Education BANs, 1.250%, 7/9/2021	6,069,078
9,000,000		Highland Park, NJ BANs, 1.000%, 10/22/2021	9,025,196
6,000,000		Hillsborough Township, NJ BANs, 1.500%, 2/17/2022	6,050,943
4,511,540		Hopatcong, NJ BANs, 1.250%, 7/23/2021	4,515,692
6,114,000		Keyport Borough, NJ BANs, 1.000%, 3/8/2022	6,146,291
3,428,150		Lawrence Township, NJ BANs, 1.250%, 7/9/2021	3,430,456
5,231,000		Leonia, NJ BANs, 1.000%, 8/20/2021	5,237,841
8,946,000		Little Falls Township, NJ BANs, 1.000%, 8/6/2021	8,955,675
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,277,000		Logan Township, NJ BANs, 1.000%, 10/20/2021	$6,290,506
9,000,000		Lyndhurst Township, NJ BANs, 1.000%, 9/8/2021	9,014,564
9,700,000		Margate, NJ BANs, 1.000%, 12/16/2021	9,731,394
7,040,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	7,040,000
2,940,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	2,940,000
3,805,000		New Jersey EDA (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.240%, 6/2/2021	3,805,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.350%, 6/3/2021	11,255,000
1,365,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.300%, 6/3/2021	1,365,000
4,380,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.300%, 6/3/2021	4,380,000
15,385,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.170%, 6/3/2021	15,385,000
2,710,000		Ocean Township, NJ (Ocean County) BANs, 1.000%, 9/9/2021	2,713,991
8,916,000		Passaic, NJ BANs, 1.000%, 8/26/2021	8,928,121
4,129,000		Phillipsburg, NJ BANs, 1.000%, 5/26/2022	4,157,302
3,241,000		Pitman, NJ BANs, 2.000%, 12/15/2021	3,268,872
5,600,000		Point Pleasant, NJ BANs, 1.000%, 10/15/2021	5,612,248
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,777,020
5,784,131		Raritan, NJ, (Series A) BANs, 1.250%, 7/8/2021	5,787,919
2,500,000		Ridgefield Park, NJ BANs, 1.250%, 4/8/2022	2,519,950
4,699,654		Roselle, NJ, (Series A) BANs, 1.500%, 7/23/2021	4,705,643
3,500,000		Somers Point, NJ BANs, 1.000%, 12/21/2021	3,510,853
6,660,000		Somerville Borough, NJ BANs, 0.750%, 2/3/2022	6,682,461
1,466,250		South Hackensack, NJ BANs, 1.000%, 2/17/2022	1,474,197
4,984,075		South Plainfield, NJ BANs, 1.000%, 8/20/2021	4,990,597
3,685,000		South River, NJ, (Series B) BANs, 1.500%, 12/17/2021	3,706,999
2,791,925		South Toms River, NJ BANs, 1.000%, 5/20/2022	2,810,475
2,735,895		Southampton Township, NJ BANs, 1.250%, 7/8/2021	2,737,630
4,174,727		Stanhope, NJ BANs, 1.000%, 5/19/2022	4,202,788
2,370,250		Tabernacle Township, NJ, (Series A) BANs, 1.000%, 12/16/2021	2,376,000
4,571,787		Union Beach, NJ BANs, 1.000%, 10/29/2021	4,581,132
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 3,489,183		Union Beach, NJ BANs, 1.000%, 2/18/2022	$3,508,421
7,693,000		Voorhees Township, NJ BANs, 1.000%, 8/18/2021	7,702,479
6,652,000		Wallington, NJ BANs, 1.000%, 8/20/2021	6,660,699
5,168,000		Washington Township (Morris County), NJ BANs, 1.000%, 8/25/2021	5,175,181
1,259,500		Washington Township, NJ (Warren County) BANs, 1.000%, 8/27/2021	1,261,142
23,857,041		West Caldwell Township, NJ BANs, 1.000%, 12/10/2021	23,936,981
6,628,000		Woodbury, NJ BANs, 1.500%, 12/2/2021	6,661,236
7,525,000		Woodland Park, NJ BANs, 1.500%, 5/27/2022	7,613,787
9,800,000		Wood-Ridge Borough, NJ BANs, 1.000%, 9/10/2021	9,816,179
3,325,000		Woolwich, NJ, (Series B) BANs, 1.000%, 6/3/2021	3,325,091
		TOTAL	392,226,691
		New York— 10.1%
5,325,000		Avon, NY CSD BANs, 2.000%, 6/25/2021	5,328,746
4,750,000		Ballston Spa, NY CSD BANs, 1.500%, 6/25/2021	4,752,324
10,075,000		Berlin, NY CSD BANs, 2.000%, 6/30/2021	10,086,932
17,123,792		Brasher Falls, NY CSD BANs, 1.250%, 7/14/2021	17,136,824
4,000,000		Center Moriches, NY Union Free School District TANs, 1.500%, 6/25/2021	4,002,702
14,870,000		Cheektowaga-Maryvale, NY Union Free School District BANs, 1.500%, 6/29/2021	14,880,195
5,750,000		Dansville, NY CSD BANs, 1.250%, 6/25/2021	5,753,200
8,000,000		Delaware County, NY BANs, 1.500%, 9/1/2021	8,021,878
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,003,189
9,133,000		Hamilton, NY CSD, (Series B) BANs, 1.250%, 7/9/2021	9,139,143
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.120%, 6/3/2021	5,590,000
7,500,000		Herricks, NY Union Free School District TANs, 1.500%, 6/18/2021	7,503,835
4,229,182		Homer, NY CSD BANs, 1.000%, 11/5/2021	4,238,223
5,000,000		Jamesville-Dewitt, NY Cent School District BANs, 1.000%, 7/16/2021	5,003,444
2,859,566		Keene, NY CSD BANs, 1.250%, 11/19/2021	2,872,175
5,857,462		Kingston, NY BANs, 1.500%, 8/24/2021	5,872,493
19,306,330		Little Falls, NY City School District BANs, 1.500%, 2/4/2022	19,469,777
6,000,000		Malverne, NY Union Free School District TANs, 1.000%, 6/25/2021	6,002,163
4,590,000		McGraw, NY CSD BANs, 2.000%, 7/20/2021	4,599,066
1,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	1,670,000
3,790,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.140%, 6/3/2021	3,790,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 33,370,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	$33,370,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.250%, 6/3/2021	15,000,000
16,020,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, Optional Tender 6/24/2021	16,020,000
9,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.100%, 6/2/2021	9,880,000
6,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.200%, Mandatory Tender 6/8/2021	6,100,000
10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.540%, 6/3/2021	10,000,000
8,500,000		Owego-Apalachin, NY CSD BANs, 1.250%, 7/22/2021	8,510,076
2,059,000		Owego-Apalachin, NY CSD, (Series A) BANs, 1.250%, 8/20/2021	2,062,728
6,000,000		Oyster Bay-East Norwich, NY CSD TANs, 1.500%, 6/25/2021	6,004,133
9,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	9,003,957
6,000,000		Spencerport, NY CSD BANs, 1.500%, 6/24/2021	6,003,377
7,275,000		Whitehall, NY CSD BANs, 2.000%, 6/28/2021	7,282,910
5,500,000		Whitesboro, NY CSD BANs, 1.000%, 6/25/2021	5,502,168
1,742,590		Whitesboro, NY CSD BANs, 1.000%, 9/10/2021	1,745,372
3,808,027		Whitesboro, NY CSD BANs, 2.000%, 6/25/2021	3,810,631
		TOTAL	299,011,661
		North Carolina— 1.0%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.130%, 6/2/2021	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.130%, 6/2/2021	1,200,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.170%, 6/3/2021	3,000,000
		TOTAL	29,300,000
		Ohio— 1.6%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	30,470,000
2,000,000		Ohio HFA MFH (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	2,000,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	$8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.130%, 6/3/2021	7,000,000
		TOTAL	47,570,000
		Pennsylvania— 2.0%
26,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.130%, 6/3/2021	26,500,000
1,100,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.500%, 6/3/2021	1,100,000
16,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.110%, 6/3/2021	16,000,000
9,325,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 6/1/2021	9,325,000
4,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2017-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.140%, 6/3/2021	4,070,000
2,000,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	2,000,000
		TOTAL	58,995,000
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.150%, 6/2/2021	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.150%, 6/2/2021	10,100,000
2,815,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-XL0154) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/3/2021	2,815,000
4,900,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-YX1157) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/3/2021	4,900,000
		TOTAL	39,315,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.130%, 6/3/2021	3,000,000
		Tennessee— 0.9%
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.150%, 6/2/2021	25,620,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— 9.7%
$ 5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	$5,000,000
29,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 0.150%, 6/2/2021	29,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.130%, 6/3/2021	2,100,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 0.180%, Mandatory Tender 10/1/2021	34,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.150%, 6/2/2021	4,000,000
9,000,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	9,000,000
85,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.130%, 6/2/2021	85,800,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.170%, 6/2/2021	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.170%, 6/2/2021	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.170%, 6/2/2021	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.170%, 6/2/2021	35,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.150%, 6/3/2021	15,000,000
		TOTAL	286,600,000
		Utah— 3.0%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 6/3/2021	89,675,000
550,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 6/3/2021	550,000
		TOTAL	90,225,000
		Virginia— 1.4%
35,600,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	35,600,000
2,055,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0916) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	2,055,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 3,145,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0928) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	$3,145,000
		TOTAL	40,800,000
		Washington— 0.1%
1,680,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.140%, 6/3/2021	1,680,000
		Wisconsin— 0.5%
6,000,000		Public Finance Authority, WI (Bradford Preparatory School), Tender Option Bond Trust Receipts (2020-XF2887) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	6,000,000
1,200,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,200,000
1,650,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,650,000
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 6/3/2021	1,000,000
890,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 6/3/2021	890,000
2,830,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.270%, 6/3/2021	2,830,000
		TOTAL	13,570,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)[2]	2,991,501,352
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(22,738,135)
		TOTAL NET ASSETS—100%	$2,968,763,217
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.013[2]	0.011	0.001	0.001
Net realized gain (loss)	0.000[3]	0.001	0.000[3]	0.000[3]	0.001	0.000[3]
Total From Investment Operations	0.001	0.013	0.013	0.011	0.002	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Total Distributions	(0.001)	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.13%	1.27%	1.27%	1.12%	0.72%	0.17%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]
Net investment income	0.12%	1.24%	1.52%[6]	1.10%	0.64%	0.11%
Expense waiver/reimbursement[8]	0.09%	0.09%	0.09%[6]	0.10%	0.11%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,372,803	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately.
Annual Shareholder Report
17

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at amortized cost and fair value	$2,991,501,352
Cash	1,083,991
Income receivable	5,022,055
Receivable for shares sold	46,475
Total Assets	2,997,653,873
Liabilities:
Payable for investments purchased	26,192,206
Payable for shares redeemed	2,253,254
Income distribution payable	4,036
Payable for investment adviser fee (Note 5)	35,703
Payable for administrative fee (Note 5)	25,460
Payable for other service fees (Notes 2 and 5)	27,081
Accrued expenses (Note 5)	352,916
Total Liabilities	28,890,656
Net assets for 2,968,695,991 shares outstanding	$2,968,763,217
Net Assets Consist of:
Paid-in capital	$2,968,675,680
Total distributable earnings (loss)	87,537
Total Net Assets	$2,968,763,217
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18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$683,243,045 ÷ 683,227,585 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$4,756,213 ÷ 4,756,106 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,372,803,413 ÷ 1,372,772,306 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$255,784,787 ÷ 255,778,993 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$74,123,132 ÷ 74,121,454 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$288,114,549 ÷ 288,108,029 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$289,938,078 ÷ 289,931,518 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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19

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest	$12,735,125
Expenses:
Investment adviser fee (Note 5)	7,485,087
Administrative fee (Note 5)	2,924,768
Custodian fees	115,230
Transfer agent fees (Note 2)	1,194,797
Directors’/Trustees’ fees (Note 5)	17,835
Auditing fees	23,959
Legal fees	47,318
Portfolio accounting fees	260,871
Distribution services fee (Note 5)	1,918,652
Other service fees (Notes 2 and 5)	4,079,994
Share registration costs	282,983
Printing and postage	63,866
Miscellaneous (Note 5)	24,376
TOTAL EXPENSES	18,439,736
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(3,268,184)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,116,911)
TOTAL WAIVERS AND REIMBURSEMENTS	(8,385,095)
Net expenses	10,054,641
Net investment income	2,680,484
Net realized gain on investments	87,172
Change in net assets resulting from operations	$2,767,656
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,680,484	$37,745,198
Net realized gain (loss)	87,172	25,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,767,656	37,770,368
Distributions to Shareholders:
Automated Shares	(82,942)	(6,350,668)
Investment Shares	(976)	(176,409)
Wealth Shares	(2,328,392)	(21,420,026)
Service Shares	(97,518)	(4,201,420)
Cash II Shares	(6,463)	(282,489)
Cash Series Shares	(29,175)	(1,365,363)
Capital Shares	(228,477)	(3,966,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,773,943)	(37,762,933)
Share Transactions:
Proceeds from sale of shares	5,768,486,888	6,290,338,723
Net asset value of shares issued to shareholders in payment of distributions declared	2,386,409	33,641,585
Cost of shares redeemed	(6,302,848,809)	(6,370,870,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(531,975,512)	(46,889,997)
Change in net assets	(531,981,799)	(46,882,562)
Net Assets:
Beginning of period	3,500,745,016	3,547,627,578
End of period	$2,968,763,217	$3,500,745,016
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $8,385,095 is disclosed in various locations in this Note 2 and Note 5. For the year ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$799,219	$—	$(278,178)
Investment Shares	8,912	—	(2,142)
Wealth Shares	32,452	—	—
Service Shares	6,377	—	—
Cash II Shares	57,348	—	(26,353)
Cash Series Shares	284,480	(83,565)	(64,637)
Capital Shares	6,009	(6)	—
TOTAL	$1,194,797	$(83,571)	$(371,310)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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23

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,959,955	$(4,075)	$(1,529,460)
Investment Shares	23,028	(610)	(22,238)
Service Shares	897,325	(6,073)	(419,432)
Cash II Shares	153,600	(603)	(152,997)
Cash Series Shares	698,843	(2,879)	(695,964)
Capital Shares	347,243	(22,826)	(93,826)
TOTAL	$4,079,994	$(37,066)	$(2,913,917)
For the year ended May 31, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
Annual Shareholder Report
24

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2021		Year Ended 5/31/2020
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	420,871	$420,871	623,344	$623,344
Shares issued to shareholders in payment of distributions declared	83	83	6,345	6,345
Shares redeemed	(556,273)	(556,273)	(447,938)	(447,938)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(135,319)	$(135,319)	181,751	$181,751
	Year Ended 5/31/2021		Year Ended 5/31/2020
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	17,902	$17,902	62,570	$62,570
Shares issued to shareholders in payment of distributions declared	1	1	162	162
Shares redeemed	(24,259)	(24,259)	(96,491)	(96,491)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(6,356)	$(6,356)	(33,759)	$(33,759)
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25

	Year Ended 5/31/2021		Year Ended 5/31/2020
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,727,752	$3,727,752	3,376,792	$3,376,792
Shares issued to shareholders in payment of distributions declared	1,950	1,950	18,132	18,132
Shares redeemed	(3,867,332)	(3,867,332)	(3,597,880)	(3,597,880)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(137,630)	$(137,630)	(202,956)	$(202,956)
	Year Ended 5/31/2021		Year Ended 5/31/2020
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	597,196	$597,196	1,087,931	$1,087,931
Shares issued to shareholders in payment of distributions declared	89	89	3,596	3,596
Shares redeemed	(857,490)	(857,490)	(986,116)	(986,116)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(260,205)	$(260,205)	105,411	$105,411
	Year Ended 5/31/2021		Year Ended 5/31/2020
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	84,333	$84,333	37,029	$37,029
Shares issued to shareholders in payment of distributions declared	6	6	278	278
Shares redeemed	(54,921)	(54,921)	(43,110)	(43,110)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	29,418	$29,418	(5,803)	$(5,803)
	Year Ended 5/31/2021		Year Ended 5/31/2020
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	551,188	$551,188	515,735	$515,735
Shares issued to shareholders in payment of distributions declared	29	29	1,353	1,353
Shares redeemed	(503,548)	(503,548)	(558,317)	(558,317)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	47,669	$47,669	(41,229)	$(41,229)
Annual Shareholder Report
26

	Year Ended 5/31/2021		Year Ended 5/31/2020
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	369,245	$369,245	586,938	$586,938
Shares issued to shareholders in payment of distributions declared	227	227	3,775	3,775
Shares redeemed	(439,025)	(439,025)	(641,018)	(641,018)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,553)	$(69,553)	(50,305)	$(50,305)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(531,976)	$(531,976)	(46,890)	$(46,890)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Tax-exempt income	$2,757,452	$37,668,532
Ordinary income[1]	$15,822	$84,795
Long-term capital gains	$669	$9,606

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$412
Undistributed ordinary income[1]	$87,125

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $3,268,184 of its fee and voluntarily reimbursed $83,571 of transfer agent fees.
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27

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$23,071	$(17,079)
Cash II Shares	215,492	(189,577)
Cash Series Shares	1,680,089	(1,504,391)
TOTAL	$1,918,652	$(1,711,047)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2021, FSC did not retain any fees paid by the Fund.
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28

Other Service Fees
For the year ended May 31, 2021, FSSC reimbursed $37,066 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,607,340,000 and $2,023,990,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
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29

7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $669.
For the year ended May 31, 2021, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and the Wealth Class Shareholders of Federated hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Municipal Obligations Fund (formerly, Federated Municipal Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019 and the three-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019 and the three-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.20	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since November 1996. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’sAdviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (7/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.5%
Municipal Notes	15.0%
Commercial Paper	11.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
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1

At May 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.9%
8-30 Days	7.1%
31-90 Days	21.5%
91-180 Days	3.3%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2,3]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
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Portfolio of Investments
May 31, 2021
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		Alabama— 5.0%
$ 40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.170%, 6/2/2021	$40,000,000
5,000,000		Huntsville, AL Health Care Authority, (Series 2020-XG0301) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	5,000,000
10,180,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.040%, 6/1/2021	10,180,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.170%, 6/2/2021	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.130%, 6/1/2021	33,810,000
		TOTAL	133,290,000
		California— 8.6%
18,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.080%, 6/3/2021	18,700,000
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 6/3/2021	40,000,000
28,320,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.150%, Mandatory Tender 11/4/2021	28,320,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.150%, Mandatory Tender 9/2/2021	11,015,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.150%, Mandatory Tender 9/2/2021	7,310,000
17,450,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.160%, Mandatory Tender 10/13/2021	17,450,000
12,395,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.180%, Mandatory Tender 8/11/2021	12,395,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.170%, Mandatory Tender 12/7/2021	20,000,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/12/2021	8,000,000
17,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/4/2021	17,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 0.170%, Mandatory Tender 8/3/2021	10,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.220%, Mandatory Tender 6/8/2021	5,000,000
Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,500,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 6/3/2021	$4,500,000
5,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.140%, Mandatory Tender 7/6/2021	5,000,000
13,400,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	13,400,000
10,300,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.080%, 6/3/2021	10,300,000
		TOTAL	228,390,000
		Colorado— 0.7%
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/3/2021	17,570,000
1,300,000		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	1,300,000
		TOTAL	18,870,000
		Connecticut— 1.3%
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	28,405,000
7,000,000		East Granby, CT BANs, 1.250%, 7/15/2021	7,005,872
		TOTAL	35,410,872
		Florida— 11.2%
6,420,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.040%, 6/1/2021	6,420,000
5,800,000		Escambia County, FL (Gulf Power Co.), (Series 1997) Daily VRDNs, 0.050%, 6/1/2021	5,800,000
30,100,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.040%, 6/1/2021	30,100,000
23,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.050%, 6/1/2021	23,000,000
6,450,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	6,450,000
24,760,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.110%, Mandatory Tender 6/3/2021	24,760,000
20,300,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 0.110%, Mandatory Tender 6/3/2021	20,300,000
21,840,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 6/2/2021	21,840,000
Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 3,145,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 6/3/2021	$3,145,000
3,500,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.080%, 6/2/2021	3,500,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.350%, 6/3/2021	16,500,000
85,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.040%, 6/1/2021	85,000,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	7,000,000
45,100,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	45,100,000
		TOTAL	298,915,000
		Georgia— 1.0%
2,460,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 6/3/2021	2,460,000
1,450,000		Georgia State HFA, Tender Option Bond Trust Receipts (2020-ZF0783) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	1,450,000
7,340,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 6/3/2021	7,340,000
14,050,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/2/2021	14,050,000
2,100,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 0.100%, 6/2/2021	2,100,000
		TOTAL	27,400,000
		Hawaii— 1.2%
7,940,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.500%, 6/3/2021	7,940,000
25,000,000		Honolulu, HI City & County, (Issue B), CP, (Sumitomo Mitsui Banking Corp. LOC), 0.160%, Mandatory Tender 7/7/2021	25,000,000
		TOTAL	32,940,000
		Illinois— 2.3%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.270%, 6/3/2021	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	16,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	$10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	33,750,000
		TOTAL	61,325,000
		Indiana— 1.1%
12,690,000		Indiana Development Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.080%, 6/2/2021	12,690,000
17,040,000		Indiana State Finance Authority (Indiana State), Stage Trust (Series 2020-004) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	17,040,000
		TOTAL	29,730,000
		Kentucky— 1.2%
18,030,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	18,030,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.090%, 6/3/2021	5,105,000
7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	7,500,000
		TOTAL	30,635,000
		Louisiana— 1.3%
910,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.170%, 6/2/2021	910,000
10,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.030%, 6/2/2021	10,000,000
3,100,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community L.P.), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	3,100,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	21,260,000
		TOTAL	35,270,000
		Maryland— 1.1%
7,500,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	7,500,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 21,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 0.100%, Mandatory Tender 6/1/2021	$21,000,000
		TOTAL	28,500,000
		Massachusetts— 0.8%
5,600,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.230%, Optional Tender 6/17/2021	5,600,000
5,205,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.200%, Optional Tender 6/10/2021	5,205,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 0.070%, 6/3/2021	795,000
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,001,310
		TOTAL	21,601,310
		Michigan— 2.5%
10,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.090%, 6/3/2021	10,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 0.150%, 6/3/2021	4,000,000
4,000,000		Michigan Finance Authority 2nd Lien Distributable State Aid (Wayne County, MI), (Series 2021-XM0934) Weekly VRDNs, (GTD by Michigan State)/(Royal Bank of Canada LIQ), 0.110%, 6/3/2021	4,000,000
3,500,000		Michigan State Building Authority, (Series III) VRENs, 0.100%, 6/1/2021	3,500,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	3,335,000
13,500,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 0.100%, Mandatory Tender 6/1/2021	13,500,000
3,035,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	3,035,000
1,285,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 6/3/2021	1,285,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$ 11,320,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 6/3/2021	$11,320,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.150%, 6/3/2021	4,000,000
		TOTAL	65,645,000
		Mississippi— 0.5%
4,670,000		Mississippi Business Finance Corp. (Gulf Power Co.), (1st Series 2019) Daily VRDNs, 0.050%, 6/1/2021	4,670,000
1,178,000		Mississippi Home Corp. (Jackson Manor Preservation LP), Tender Option Bond Trust Receipts (Series 2021-XF2936) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,178,000
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 6/3/2021	8,150,000
		TOTAL	13,998,000
		Missouri— 0.8%
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	2,500,000
7,500,000		Missouri State Health and Educational Facilities Authority Health Facilities (Mercy Health Systems), (Series 2020-XG0300) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	7,500,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.110%, 6/3/2021	10,000,000
		TOTAL	20,000,000
		Montana— 0.1%
3,800,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	3,800,000
		Multi-State— 13.1%
132,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 6/3/2021	132,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 6/3/2021	115,400,000
100,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 6/3/2021	100,000,000
		TOTAL	347,400,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— 0.1%
$ 3,775,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.100%, 6/3/2021	$3,775,000
		New Jersey— 6.9%
4,980,000		Berkeley Heights Towship, NJ BANs, 1.000%, 7/9/2021	4,983,374
5,879,800		Caldwell Borough, NJ BANs, 1.500%, 4/1/2022	5,938,370
2,505,000		Englewood Cliffs, NJ BANs, 1.000%, 11/12/2021	2,510,256
6,235,779		Englewood Cliffs, NJ BANs, 1.000%, 2/18/2022	6,271,507
1,795,000		Hardyston Township, NJ BANs, 1.000%, 8/27/2021	1,797,469
10,490,000		Hazlet Township, NJ BANs, 0.750%, 8/12/2021	10,500,666
1,515,900		Hillside Township, NJ BANs, 1.000%, 5/27/2022	1,526,171
3,000,000		Ho-Ho-Kus, NJ BANs, 1.250%, 5/6/2022	3,027,222
3,770,000		Kenilworth, NJ BANs, 1.000%, 3/4/2022	3,790,155
7,170,000		Lawrence Township, NJ BANs, 1.000%, 6/11/2021	7,170,780
9,409,000		Long Branch, NJ BANs, 0.750%, 2/2/2022	9,440,603
6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	6,478,566
9,462,100		Morris Plains, NJ BANs, 1.250%, 6/25/2021	9,465,808
10,310,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	10,310,000
17,050,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	17,050,000
30,670,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 6/3/2021	30,670,000
7,500,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.200%, Optional Tender 7/1/2021	7,500,000
14,520,000		Pennsauken Township, NJ, (Series A) BANs, 1.000%, 6/8/2022	14,628,319
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,586,633
10,599,000		Plainfield, NJ BANs, 1.000%, 8/18/2021	10,607,994
4,687,000		South Orange ViIlage Township, NJ BANs, 1.000%, 12/17/2021	4,701,233
5,006,000		Spotswood, NJ BANs, 1.250%, 12/15/2021	5,028,182
		TOTAL	183,983,308
		New York— 11.2%
18,195,000		Batavia, NY City School District BANs, 1.000%, 6/15/2021	18,195,000
5,800,000		Cooperstown, NY BANs, 1.000%, 1/27/2022	5,826,582
6,498,588		Dundee, NY CSD BANs, 1.500%, 6/25/2021	6,501,126
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 3,545,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.080%, 6/3/2021	$3,545,000
15,783,934		Fallsburg, NY CSD BANs, 1.000%, 6/25/2021	15,783,934
10,635,000		Germantown, NY CSD BANs, 1.500%, 6/25/2021	10,639,154
7,119,500		Hamburg Village, NY BANs, 1.500%, 7/22/2021	7,119,500
2,500,000		Holland Patent, NY CSD BANs, 0.750%, 6/25/2021	2,500,850
3,000,000		Kent, NY BANs, 1.250%, 7/30/2021	3,003,230
10,000,000		Lake Placid, NY CSD BANs, 1.750%, 6/25/2021	10,007,180
3,530,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	3,530,864
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,990,000
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.110%, 6/3/2021	5,490,000
12,600,000		New Windsor, NY BANs, 1.250%, 6/25/2021	12,605,352
8,200,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.020%, 6/1/2021	8,200,000
1,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.020%, 6/1/2021	1,000,000
58,500,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	58,500,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.250%, 6/3/2021	10,000,000
5,540,000		New York State Dormitory Authority (Montefiore Medical Center), Tender Option Bond Trust Receipts (Series 2020-XM0922) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 6/3/2021	5,540,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.040%, 6/2/2021	1,350,000
2,535,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.050%, 6/2/2021	2,535,000
7,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.200%, Mandatory Tender 6/8/2021	7,000,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 6/3/2021	50,000,000
6,735,000		Otsego County, NY BANs, 1.250%, 3/18/2022	6,786,210
4,000,000		Penfield, NY CSD BANs, 1.000%, 6/29/2021	4,002,338
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,662,648
6,000,000		Springs, NY UFSD TANs, 1.500%, 6/25/2021	6,004,301
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 6,093,684		Union, NY BANs, 0.750%, 2/25/2022	$6,118,294
4,770,000		Washington County, NY BANs, 1.000%, 3/25/2022	4,799,421
3,900,000		Webutuck, NY CSD BANs, 1.250%, 6/24/2021	3,901,342
6,230,000		Wilson, NY CSD BANs, 1.250%, 6/22/2021	6,232,384
		TOTAL	297,369,710
		North Carolina— 1.7%
3,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	3,850,000
5,080,000		Clark Township, NJ BANs, 1.000%, 12/2/2021	5,092,737
37,375,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 0.080%, 6/3/2021	37,375,000
		TOTAL	46,317,737
		Ohio— 3.5%
1,650,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 1.000%, 1/27/2022	1,658,116
33,000,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	33,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	23,640,000
1,940,000		Ohio HFA MFH (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	1,940,000
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	14,800,000
10,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 6/1/2021	10,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,385,190
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,600,422
4,500,000		Tipp City, OH BANs, 0.750%, 2/9/2022	4,516,796
		TOTAL	92,540,524
		Oklahoma— 0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	3,410,000
		Pennsylvania— 3.5%
6,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/3/2021	6,400,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 11,460,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.120%, 6/3/2021	$11,460,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 0.100%, 6/3/2021	4,490,000
2,400,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 6/3/2021	2,400,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/3/2021	1,665,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.100%, 6/3/2021	4,750,000
20,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	20,000,000
10,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	10,000,000
8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	8,975,000
1,525,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	1,525,000
6,865,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.090%, 6/3/2021	6,865,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.130%, 6/3/2021	14,000,000
		TOTAL	92,530,000
		South Carolina— 1.4%
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	18,000,000
5,500,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.130%, Mandatory Tender 6/2/2021	5,500,000
12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 10/1/2021	12,670,000
		TOTAL	36,170,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— 1.2%
$ 2,900,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 0.130%, 6/3/2021	$2,900,000
4,100,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	4,100,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.140%, Mandatory Tender 8/11/2021	15,000,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/3/2021	8,305,000
165,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 6/1/2021	165,000
		TOTAL	30,470,000
		Texas— 6.2%
30,166,000		Dallas, TX, (Series A), CP, 0.120%, Mandatory Tender 7/20/2021	30,166,000
10,000,000		Dallas, TX, (Series A), CP, 0.130%, Mandatory Tender 6/23/2021	10,000,000
20,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.130%, Mandatory Tender 6/24/2021	20,000,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.100%, 6/2/2021	7,500,000
50,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total SE), 0.100%, 6/2/2021	50,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total SE), 0.100%, 6/2/2021	41,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.080%, 6/3/2021	4,000,000
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	2,000,000
		TOTAL	164,666,000
		Utah— 4.2%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 6/3/2021	110,320,000
		Virginia— 4.9%
4,770,000		Alexandria, VA, Solar Eclipse (2017-0044) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	4,770,000
2,255,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 6/4/2021	2,255,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 3,500,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2020-ZF0997) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 6/3/2021	$3,500,000
250,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 0.030%, 6/2/2021	250,000
5,200,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	5,200,000
35,645,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	35,645,000
6,210,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0795) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	6,210,000
2,535,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0796) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	2,535,000
5,330,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Tender Option Bond Trust Receipts (Series 2020-XF0955) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	5,330,000
43,245,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.130%, 6/3/2021	43,245,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	2,000,000
8,585,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	8,585,000
4,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0927) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	4,500,000
6,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 8/2/2021	6,640,000
		TOTAL	130,665,000
		Washington— 0.2%
6,000,000		University of Washington, (Series A), CP, 0.150%, Mandatory Tender 7/7/2021	6,000,000
		West Virginia— 0.3%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	1,475,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		West Virginia— continued
$ 6,000,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/3/2021	$6,000,000
		TOTAL	7,475,000
		Wisconsin— 0.8%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.040%, 6/1/2021	5,000,000
5,730,000		Public Finance Authority, WI (Bradford Preparatory School), Tender Option Bond Trust Receipts (2020-XF2887) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	5,730,000
1,030,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,030,000
9,331,000		Wisconsin Center District, Tender Option Bond Trust Receipts (Series 2020-XF1208) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	9,331,000
		TOTAL	21,091,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	2,659,903,461
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	219,321
		TOTAL NET ASSETS—100%	$2,660,122,782
At May 31, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report
15

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012	0.010	0.006	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.008	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	1.19%	1.22%	1.03%	0.77%	0.11%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]
Net investment income	0.06%	1.14%	1.46%[5]	1.03%	0.57%	0.08%
Expense waiver/ reimbursement[7]	0.09%	0.08%	0.09%[5]	0.09%	0.09%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,415,796	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.13% for the year ended July 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1,2]
	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.006
Net realized gain (loss)	0.000[3]	0.000[3]	(0.000)[3]
Total From Investment Operations	0.001	0.012	0.006
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.006)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	—
Total Distributions	(0.001)	(0.012)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.06%	1.19%	0.55%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.21%	0.22%[6]
Net investment income	0.07%	1.06%	1.61%[6]
Expense waiver/reimbursement[7]	0.09%	0.09%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,161	$42,186	$5,368

1
Reflects operations for the period from January 18, 2019 (date of initial investment) to
May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	The Fund changed its fiscal year end from July 31 to May 31.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.009	0.010	0.008	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]
Total From Investment Operations	0.000[2]	0.009	0.010	0.008	0.005	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.010)	(0.008)	(0.003)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]
Total Distributions	(0.000)[2]	(0.009)	(0.010)	(0.008)	(0.005)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.93%	1.01%	0.78%	0.52%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.26%	0.46%	0.46%[5]	0.46%	0.46%	0.20%[6]
Net investment income	0.01%	0.90%	1.20%[5]	0.75%	0.31%	0.01%
Expense waiver/reimbursement[7]	0.29%	0.08%	0.09%[5]	0.09%	0.09%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$226,166	$217,345	$213,406	$297,390	$228,340	$584,889

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.20% for the year ended July 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at amortized cost and fair value	$2,659,903,461
Cash	380,252
Income receivable	3,027,870
Receivable for investments sold	13,017,778
Receivable for shares sold	792,081
Total Assets	2,677,121,442
Liabilities:
Payable for investments purchased	14,628,319
Payable for shares redeemed	2,127,486
Income distribution payable	6,735
Payable for investment adviser fee (Note 5)	20,369
Payable for administrative fee (Note 5)	22,810
Accrued expenses (Note 5)	192,941
Total Liabilities	16,998,660
Net assets for 2,659,897,591 shares outstanding	$2,660,122,782
Net Assets Consist of:
Paid-in capital	$2,659,878,108
Total distributable earnings (loss)	244,674
Total Net Assets	$2,660,122,782
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$2,415,796,011 ÷ 2,415,591,501 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$18,161,172 ÷ 18,159,634 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$226,165,599 ÷ 226,146,456 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest	$9,210,988
Expenses:
Investment adviser fee (Note 5)	6,733,283
Administrative fee (Note 5)	2,629,899
Custodian fees	107,251
Transfer agent fees	29,399
Directors’/Trustees’ fees (Note 5)	17,387
Auditing fees	23,960
Legal fees	60,978
Portfolio accounting fees	223,261
Other service fees (Notes 2 and 5)	486,836
Share registration costs	109,944
Printing and postage	42,507
Miscellaneous (Note 5)	66,970
TOTAL EXPENSES	10,531,675
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(2,985,487)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(392,494)
TOTAL WAIVERS AND REIMBURSEMENT	(3,377,981)
Net expenses	7,153,694
Net investment income	2,057,294
Net realized gain on investments	201,562
Change in net assets resulting from operations	$2,258,856
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,057,294	$43,690,951
Net realized gain (loss)	201,562	195,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,258,856	43,886,939
Distributions to Shareholders:
Wealth Shares	(2,157,193)	(41,635,532)
Advisor Shares	(24,678)	(220,725)
Service Shares	(22,867)	(1,979,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,204,738)	(43,835,652)
Share Transactions:
Proceeds from sale of shares	3,970,745,002	7,422,033,123
Net asset value of shares issued to shareholders in payment of distributions declared	1,557,805	31,491,557
Cost of shares redeemed	(5,703,022,395)	(6,684,659,479)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,730,719,588)	768,865,201
Change in net assets	(1,730,665,470)	768,916,488
Net Assets:
Beginning of period	4,390,788,252	3,621,871,764
End of period	$2,660,122,782	$4,390,788,252
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
23

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $3,377,981 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$486,836	$(56,152)	$(336,342)
Annual Shareholder Report
24

For the year ended May 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
25

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2021		Year Ended 5/31/2020
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,567,284	$3,567,284	6,907,490	$6,907,490
Shares issued to shareholders in payment of distributions declared	1,520	1,520	30,085	30,085
Shares redeemed	(5,284,309)	(5,284,309)	(6,209,464)	(6,209,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,715,505)	$(1,715,505)	728,111	$728,111
	Year Ended 5/31/2021		Year Ended 5/31/2020
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	25,701	$25,701	70,846	$70,846
Shares issued to shareholders in payment of distributions declared	25	25	221	221
Shares redeemed	(49,750)	(49,750)	(34,251)	(34,251)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(24,024)	$(24,024)	36,816	$36,816
	Year Ended 5/31/2021		Year Ended 5/31/2020
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	377,759	$377,759	443,697	$443,697
Shares issued to shareholders in payment of distributions declared	13	13	1,186	1,186
Shares redeemed	(368,963)	(368,963)	(440,945)	(440,945)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	8,809	$8,809	3,938	$3,938
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,730,720)	$(1,730,720)	768,865	$768,865
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Tax-exempt income	$2,147,124	$43,515,158
Ordinary income[1]	$14,565	$118,017
Long-term capital gains	$43,049	$202,477

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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26

As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$78,651
Undistributed ordinary income[1]	$163,829
Undistributed long-term capital gains	$2,194

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the Adviser voluntarily waived $2,985,487 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2021, FSSC received $1,518 and reimbursed $56,152 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund,
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27

if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,827,805,000 and $1,384,185,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as
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28

well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $43,049.
For the year ended May 31, 2021, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES TAX-FREE OBLIGATIONS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Tax-Free Obligations Fund (formerly, Federated Tax-Free Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the three-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the three-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2021
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31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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32

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.10	$1.05
Advisor Shares	$1,000	$1,000.10	$1.05
Service Shares	$1,000	$1,000.10	$[2]1.05
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.88	$1.06
Advisor Shares	$1,000	$1,023.88	$1.06
Service Shares	$1,000	$1,023.88	$[2]1.06

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.21%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.32, respectively.

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33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since December 1989. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’s Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Wealth | TBIXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.5%
Municipal Notes	15.0%
Commercial Paper	11.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
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At May 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.9%
8-30 Days	7.1%
31-90 Days	21.5%
91-180 Days	3.3%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2,3]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
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Portfolio of Investments
May 31, 2021
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		Alabama— 5.0%
$ 40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.170%, 6/2/2021	$40,000,000
5,000,000		Huntsville, AL Health Care Authority, (Series 2020-XG0301) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	5,000,000
10,180,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.040%, 6/1/2021	10,180,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.170%, 6/2/2021	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.130%, 6/1/2021	33,810,000
		TOTAL	133,290,000
		California— 8.6%
18,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.080%, 6/3/2021	18,700,000
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 6/3/2021	40,000,000
28,320,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.150%, Mandatory Tender 11/4/2021	28,320,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.150%, Mandatory Tender 9/2/2021	11,015,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.150%, Mandatory Tender 9/2/2021	7,310,000
17,450,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.160%, Mandatory Tender 10/13/2021	17,450,000
12,395,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.180%, Mandatory Tender 8/11/2021	12,395,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.170%, Mandatory Tender 12/7/2021	20,000,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/12/2021	8,000,000
17,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/4/2021	17,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 0.170%, Mandatory Tender 8/3/2021	10,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.220%, Mandatory Tender 6/8/2021	5,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,500,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 6/3/2021	$4,500,000
5,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.140%, Mandatory Tender 7/6/2021	5,000,000
13,400,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	13,400,000
10,300,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.080%, 6/3/2021	10,300,000
		TOTAL	228,390,000
		Colorado— 0.7%
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/3/2021	17,570,000
1,300,000		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	1,300,000
		TOTAL	18,870,000
		Connecticut— 1.3%
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	28,405,000
7,000,000		East Granby, CT BANs, 1.250%, 7/15/2021	7,005,872
		TOTAL	35,410,872
		Florida— 11.2%
6,420,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.040%, 6/1/2021	6,420,000
5,800,000		Escambia County, FL (Gulf Power Co.), (Series 1997) Daily VRDNs, 0.050%, 6/1/2021	5,800,000
30,100,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.040%, 6/1/2021	30,100,000
23,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.050%, 6/1/2021	23,000,000
6,450,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	6,450,000
24,760,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.110%, Mandatory Tender 6/3/2021	24,760,000
20,300,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 0.110%, Mandatory Tender 6/3/2021	20,300,000
21,840,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 6/2/2021	21,840,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 3,145,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 6/3/2021	$3,145,000
3,500,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.080%, 6/2/2021	3,500,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.350%, 6/3/2021	16,500,000
85,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.040%, 6/1/2021	85,000,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	7,000,000
45,100,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	45,100,000
		TOTAL	298,915,000
		Georgia— 1.0%
2,460,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 6/3/2021	2,460,000
1,450,000		Georgia State HFA, Tender Option Bond Trust Receipts (2020-ZF0783) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	1,450,000
7,340,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 6/3/2021	7,340,000
14,050,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/2/2021	14,050,000
2,100,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 0.100%, 6/2/2021	2,100,000
		TOTAL	27,400,000
		Hawaii— 1.2%
7,940,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.500%, 6/3/2021	7,940,000
25,000,000		Honolulu, HI City & County, (Issue B), CP, (Sumitomo Mitsui Banking Corp. LOC), 0.160%, Mandatory Tender 7/7/2021	25,000,000
		TOTAL	32,940,000
		Illinois— 2.3%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.270%, 6/3/2021	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	16,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	$10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	33,750,000
		TOTAL	61,325,000
		Indiana— 1.1%
12,690,000		Indiana Development Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.080%, 6/2/2021	12,690,000
17,040,000		Indiana State Finance Authority (Indiana State), Stage Trust (Series 2020-004) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	17,040,000
		TOTAL	29,730,000
		Kentucky— 1.2%
18,030,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	18,030,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.090%, 6/3/2021	5,105,000
7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 11/1/2021	7,500,000
		TOTAL	30,635,000
		Louisiana— 1.3%
910,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.170%, 6/2/2021	910,000
10,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.030%, 6/2/2021	10,000,000
3,100,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community L.P.), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	3,100,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	21,260,000
		TOTAL	35,270,000
		Maryland— 1.1%
7,500,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 7/1/2021	7,500,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 21,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 0.100%, Mandatory Tender 6/1/2021	$21,000,000
		TOTAL	28,500,000
		Massachusetts— 0.8%
5,600,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.230%, Optional Tender 6/17/2021	5,600,000
5,205,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.200%, Optional Tender 6/10/2021	5,205,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 0.070%, 6/3/2021	795,000
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,001,310
		TOTAL	21,601,310
		Michigan— 2.5%
10,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.090%, 6/3/2021	10,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 0.150%, 6/3/2021	4,000,000
4,000,000		Michigan Finance Authority 2nd Lien Distributable State Aid (Wayne County, MI), (Series 2021-XM0934) Weekly VRDNs, (GTD by Michigan State)/(Royal Bank of Canada LIQ), 0.110%, 6/3/2021	4,000,000
3,500,000		Michigan State Building Authority, (Series III) VRENs, 0.100%, 6/1/2021	3,500,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	3,335,000
13,500,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 0.100%, Mandatory Tender 6/1/2021	13,500,000
3,035,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	3,035,000
1,285,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 6/3/2021	1,285,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$ 11,320,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 6/3/2021	$11,320,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.150%, 6/3/2021	4,000,000
		TOTAL	65,645,000
		Mississippi— 0.5%
4,670,000		Mississippi Business Finance Corp. (Gulf Power Co.), (1st Series 2019) Daily VRDNs, 0.050%, 6/1/2021	4,670,000
1,178,000		Mississippi Home Corp. (Jackson Manor Preservation LP), Tender Option Bond Trust Receipts (Series 2021-XF2936) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,178,000
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 6/3/2021	8,150,000
		TOTAL	13,998,000
		Missouri— 0.8%
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.350%, 6/3/2021	2,500,000
7,500,000		Missouri State Health and Educational Facilities Authority Health Facilities (Mercy Health Systems), (Series 2020-XG0300) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	7,500,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.110%, 6/3/2021	10,000,000
		TOTAL	20,000,000
		Montana— 0.1%
3,800,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	3,800,000
		Multi-State— 13.1%
132,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 6/3/2021	132,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 6/3/2021	115,400,000
100,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 6/3/2021	100,000,000
		TOTAL	347,400,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— 0.1%
$ 3,775,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.100%, 6/3/2021	$3,775,000
		New Jersey— 6.9%
4,980,000		Berkeley Heights Towship, NJ BANs, 1.000%, 7/9/2021	4,983,374
5,879,800		Caldwell Borough, NJ BANs, 1.500%, 4/1/2022	5,938,370
2,505,000		Englewood Cliffs, NJ BANs, 1.000%, 11/12/2021	2,510,256
6,235,779		Englewood Cliffs, NJ BANs, 1.000%, 2/18/2022	6,271,507
1,795,000		Hardyston Township, NJ BANs, 1.000%, 8/27/2021	1,797,469
10,490,000		Hazlet Township, NJ BANs, 0.750%, 8/12/2021	10,500,666
1,515,900		Hillside Township, NJ BANs, 1.000%, 5/27/2022	1,526,171
3,000,000		Ho-Ho-Kus, NJ BANs, 1.250%, 5/6/2022	3,027,222
3,770,000		Kenilworth, NJ BANs, 1.000%, 3/4/2022	3,790,155
7,170,000		Lawrence Township, NJ BANs, 1.000%, 6/11/2021	7,170,780
9,409,000		Long Branch, NJ BANs, 0.750%, 2/2/2022	9,440,603
6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	6,478,566
9,462,100		Morris Plains, NJ BANs, 1.250%, 6/25/2021	9,465,808
10,310,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	10,310,000
17,050,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.090%, 6/3/2021	17,050,000
30,670,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 6/3/2021	30,670,000
7,500,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.200%, Optional Tender 7/1/2021	7,500,000
14,520,000		Pennsauken Township, NJ, (Series A) BANs, 1.000%, 6/8/2022	14,628,319
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,586,633
10,599,000		Plainfield, NJ BANs, 1.000%, 8/18/2021	10,607,994
4,687,000		South Orange ViIlage Township, NJ BANs, 1.000%, 12/17/2021	4,701,233
5,006,000		Spotswood, NJ BANs, 1.250%, 12/15/2021	5,028,182
		TOTAL	183,983,308
		New York— 11.2%
18,195,000		Batavia, NY City School District BANs, 1.000%, 6/15/2021	18,195,000
5,800,000		Cooperstown, NY BANs, 1.000%, 1/27/2022	5,826,582
6,498,588		Dundee, NY CSD BANs, 1.500%, 6/25/2021	6,501,126
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 3,545,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.080%, 6/3/2021	$3,545,000
15,783,934		Fallsburg, NY CSD BANs, 1.000%, 6/25/2021	15,783,934
10,635,000		Germantown, NY CSD BANs, 1.500%, 6/25/2021	10,639,154
7,119,500		Hamburg Village, NY BANs, 1.500%, 7/22/2021	7,119,500
2,500,000		Holland Patent, NY CSD BANs, 0.750%, 6/25/2021	2,500,850
3,000,000		Kent, NY BANs, 1.250%, 7/30/2021	3,003,230
10,000,000		Lake Placid, NY CSD BANs, 1.750%, 6/25/2021	10,007,180
3,530,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	3,530,864
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,990,000
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.110%, 6/3/2021	5,490,000
12,600,000		New Windsor, NY BANs, 1.250%, 6/25/2021	12,605,352
8,200,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.020%, 6/1/2021	8,200,000
1,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.020%, 6/1/2021	1,000,000
58,500,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.200%, 6/3/2021	58,500,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.250%, 6/3/2021	10,000,000
5,540,000		New York State Dormitory Authority (Montefiore Medical Center), Tender Option Bond Trust Receipts (Series 2020-XM0922) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 6/3/2021	5,540,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.040%, 6/2/2021	1,350,000
2,535,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.050%, 6/2/2021	2,535,000
7,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.200%, Mandatory Tender 6/8/2021	7,000,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 6/3/2021	50,000,000
6,735,000		Otsego County, NY BANs, 1.250%, 3/18/2022	6,786,210
4,000,000		Penfield, NY CSD BANs, 1.000%, 6/29/2021	4,002,338
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,662,648
6,000,000		Springs, NY UFSD TANs, 1.500%, 6/25/2021	6,004,301
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 6,093,684		Union, NY BANs, 0.750%, 2/25/2022	$6,118,294
4,770,000		Washington County, NY BANs, 1.000%, 3/25/2022	4,799,421
3,900,000		Webutuck, NY CSD BANs, 1.250%, 6/24/2021	3,901,342
6,230,000		Wilson, NY CSD BANs, 1.250%, 6/22/2021	6,232,384
		TOTAL	297,369,710
		North Carolina— 1.7%
3,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	3,850,000
5,080,000		Clark Township, NJ BANs, 1.000%, 12/2/2021	5,092,737
37,375,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 0.080%, 6/3/2021	37,375,000
		TOTAL	46,317,737
		Ohio— 3.5%
1,650,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 1.000%, 1/27/2022	1,658,116
33,000,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	33,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	23,640,000
1,940,000		Ohio HFA MFH (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	1,940,000
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	14,800,000
10,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 6/1/2021	10,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,385,190
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,600,422
4,500,000		Tipp City, OH BANs, 0.750%, 2/9/2022	4,516,796
		TOTAL	92,540,524
		Oklahoma— 0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	3,410,000
		Pennsylvania— 3.5%
6,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/3/2021	6,400,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 11,460,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.120%, 6/3/2021	$11,460,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 0.100%, 6/3/2021	4,490,000
2,400,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 6/3/2021	2,400,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/3/2021	1,665,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.100%, 6/3/2021	4,750,000
20,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	20,000,000
10,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 6/1/2021	10,000,000
8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	8,975,000
1,525,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.350%, 6/3/2021	1,525,000
6,865,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.090%, 6/3/2021	6,865,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.130%, 6/3/2021	14,000,000
		TOTAL	92,530,000
		South Carolina— 1.4%
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	18,000,000
5,500,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.130%, Mandatory Tender 6/2/2021	5,500,000
12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 10/1/2021	12,670,000
		TOTAL	36,170,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— 1.2%
$ 2,900,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 0.130%, 6/3/2021	$2,900,000
4,100,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.100%, 6/4/2021	4,100,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.140%, Mandatory Tender 8/11/2021	15,000,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/3/2021	8,305,000
165,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 6/1/2021	165,000
		TOTAL	30,470,000
		Texas— 6.2%
30,166,000		Dallas, TX, (Series A), CP, 0.120%, Mandatory Tender 7/20/2021	30,166,000
10,000,000		Dallas, TX, (Series A), CP, 0.130%, Mandatory Tender 6/23/2021	10,000,000
20,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.130%, Mandatory Tender 6/24/2021	20,000,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.100%, 6/2/2021	7,500,000
50,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total SE), 0.100%, 6/2/2021	50,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total SE), 0.100%, 6/2/2021	41,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.080%, 6/3/2021	4,000,000
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.020%, 6/1/2021	2,000,000
		TOTAL	164,666,000
		Utah— 4.2%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 6/3/2021	110,320,000
		Virginia— 4.9%
4,770,000		Alexandria, VA, Solar Eclipse (2017-0044) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	4,770,000
2,255,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 6/4/2021	2,255,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 3,500,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2020-ZF0997) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 6/3/2021	$3,500,000
250,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 0.030%, 6/2/2021	250,000
5,200,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	5,200,000
35,645,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.200%, 6/3/2021	35,645,000
6,210,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0795) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	6,210,000
2,535,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0796) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 6/3/2021	2,535,000
5,330,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Tender Option Bond Trust Receipts (Series 2020-XF0955) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 6/3/2021	5,330,000
43,245,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.130%, 6/3/2021	43,245,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/3/2021	2,000,000
8,585,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	8,585,000
4,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0927) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2021	4,500,000
6,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.250%, Optional Tender 8/2/2021	6,640,000
		TOTAL	130,665,000
		Washington— 0.2%
6,000,000		University of Washington, (Series A), CP, 0.150%, Mandatory Tender 7/7/2021	6,000,000
		West Virginia— 0.3%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 6/3/2021	1,475,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		West Virginia— continued
$ 6,000,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/3/2021	$6,000,000
		TOTAL	7,475,000
		Wisconsin— 0.8%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.040%, 6/1/2021	5,000,000
5,730,000		Public Finance Authority, WI (Bradford Preparatory School), Tender Option Bond Trust Receipts (2020-XF2887) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	5,730,000
1,030,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.250%, 6/3/2021	1,030,000
9,331,000		Wisconsin Center District, Tender Option Bond Trust Receipts (Series 2020-XF1208) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 6/3/2021	9,331,000
		TOTAL	21,091,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	2,659,903,461
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	219,321
		TOTAL NET ASSETS—100%	$2,660,122,782
At May 31, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report
15

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012	0.010	0.006	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.008	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	1.19%	1.22%	1.03%	0.77%	0.11%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]
Net investment income	0.06%	1.14%	1.46%[5]	1.03%	0.57%	0.08%
Expense waiver/ reimbursement[7]	0.09%	0.08%	0.09%[5]	0.09%	0.09%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,415,796	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.13% for the year ended July 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Advisor Shares and Service Shares are presented separately.
Annual Shareholder Report
17

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at amortized cost and fair value	$2,659,903,461
Cash	380,252
Income receivable	3,027,870
Receivable for investments sold	13,017,778
Receivable for shares sold	792,081
Total Assets	2,677,121,442
Liabilities:
Payable for investments purchased	14,628,319
Payable for shares redeemed	2,127,486
Income distribution payable	6,735
Payable for investment adviser fee (Note 5)	20,369
Payable for administrative fee (Note 5)	22,810
Accrued expenses (Note 5)	192,941
Total Liabilities	16,998,660
Net assets for 2,659,897,591 shares outstanding	$2,660,122,782
Net Assets Consist of:
Paid-in capital	$2,659,878,108
Total distributable earnings (loss)	244,674
Total Net Assets	$2,660,122,782
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$2,415,796,011 ÷ 2,415,591,501 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$18,161,172 ÷ 18,159,634 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$226,165,599 ÷ 226,146,456 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest	$9,210,988
Expenses:
Investment adviser fee (Note 5)	6,733,283
Administrative fee (Note 5)	2,629,899
Custodian fees	107,251
Transfer agent fees	29,399
Directors’/Trustees’ fees (Note 5)	17,387
Auditing fees	23,960
Legal fees	60,978
Portfolio accounting fees	223,261
Other service fees (Notes 2 and 5)	486,836
Share registration costs	109,944
Printing and postage	42,507
Miscellaneous (Note 5)	66,970
TOTAL EXPENSES	10,531,675
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(2,985,487)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(392,494)
TOTAL WAIVERS AND REIMBURSEMENT	(3,377,981)
Net expenses	7,153,694
Net investment income	2,057,294
Net realized gain on investments	201,562
Change in net assets resulting from operations	$2,258,856
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,057,294	$43,690,951
Net realized gain (loss)	201,562	195,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,258,856	43,886,939
Distributions to Shareholders:
Wealth Shares	(2,157,193)	(41,635,532)
Advisor Shares	(24,678)	(220,725)
Service Shares	(22,867)	(1,979,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,204,738)	(43,835,652)
Share Transactions:
Proceeds from sale of shares	3,970,745,002	7,422,033,123
Net asset value of shares issued to shareholders in payment of distributions declared	1,557,805	31,491,557
Cost of shares redeemed	(5,703,022,395)	(6,684,659,479)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,730,719,588)	768,865,201
Change in net assets	(1,730,665,470)	768,916,488
Net Assets:
Beginning of period	4,390,788,252	3,621,871,764
End of period	$2,660,122,782	$4,390,788,252
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
21

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $3,377,981 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$486,836	$(56,152)	$(336,342)
Annual Shareholder Report
22

For the year ended May 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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23

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2021		Year Ended 5/31/2020
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,567,284	$3,567,284	6,907,490	$6,907,490
Shares issued to shareholders in payment of distributions declared	1,520	1,520	30,085	30,085
Shares redeemed	(5,284,309)	(5,284,309)	(6,209,464)	(6,209,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,715,505)	$(1,715,505)	728,111	$728,111
	Year Ended 5/31/2021		Year Ended 5/31/2020
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	25,701	$25,701	70,846	$70,846
Shares issued to shareholders in payment of distributions declared	25	25	221	221
Shares redeemed	(49,750)	(49,750)	(34,251)	(34,251)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(24,024)	$(24,024)	36,816	$36,816
	Year Ended 5/31/2021		Year Ended 5/31/2020
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	377,759	$377,759	443,697	$443,697
Shares issued to shareholders in payment of distributions declared	13	13	1,186	1,186
Shares redeemed	(368,963)	(368,963)	(440,945)	(440,945)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	8,809	$8,809	3,938	$3,938
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,730,720)	$(1,730,720)	768,865	$768,865
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Tax-exempt income	$2,147,124	$43,515,158
Ordinary income[1]	$14,565	$118,017
Long-term capital gains	$43,049	$202,477

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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24

As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$78,651
Undistributed ordinary income[1]	$163,829
Undistributed long-term capital gains	$2,194

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the Adviser voluntarily waived $2,985,487 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2021, FSSC received $1,518 and reimbursed $56,152 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund,
Annual Shareholder Report
25

if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,827,805,000 and $1,384,185,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as
Annual Shareholder Report
26

well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $43,049.
For the year ended May 31, 2021, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
27

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND THE WEALTH CLASS SHAREHOLDERS OF FEDERATED HERMES TAX-FREE OBLIGATIONS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Tax-Free Obligations Fund (formerly, Federated Tax-Free Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the three-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the three-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2021
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29

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.10	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

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30

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since December 1989. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’s Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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36

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $438,360

Fiscal year ended 2020 - $454,980

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $8,935 respectively. Fiscal year ended 2020- Audit consent fees for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $62,345

Fiscal year ended 2020 - $231,361

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021